Adoption of IFRS 15 (Tables)	6 Months Ended
Jun. 30, 2018
Disclosure of revenue from contracts with customers [Abstract]
Adoption of new accounting standards

Adoption of new accounting standards
As required, effective January 1, 2018, we adopted the following new accounting standards.
IFRS 15

We applied IFRS 15, Revenue from Contracts with Customers, retrospectively to each prior reporting period presented. IFRS 15 establishes principles to record revenues from contracts for the sale of products or services, unless the contracts are in the scope of other IFRSs.

IFRS 15 principally affects the timing of revenue recognition and how we classify revenues between product and service in our Bell Wireless segment. IFRS 15 also affects how we account for costs to obtain a contract.

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Under multiple-element arrangements, revenue allocated to a satisfied performance obligation is no longer limited to the amount that is not contingent upon the satisfaction of additional performance obligations. Although the total revenue recognized during the term of a contract is largely unaffected, revenue recognition may be accelerated and reflected ahead of the associated cash inflows. This results in the recognition of a contract asset on the balance sheet, corresponding to the amount of revenue recognized and not yet billed to a customer. The contract asset is realized over the term of the customer contract.

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As revenues allocated to a satisfied performance obligation are no longer limited to the non-contingent amount, a greater proportion of the total revenue recognized during the term of certain customer contracts may be attributed to a delivered product, resulting in a corresponding decrease in service revenue

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Sales commissions and any other incremental costs of obtaining a contract with a customer are recognized on the statement of financial position and amortized on a systematic basis that is consistent with the period and pattern of transfer to the customer of the related products or services, except as noted below

Under IFRS 15, we apply the following practical expedients.

•	Completed contracts that begin and end within the same annual reporting period and those completed before January 1, 2017 are not restated

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Contracts modified prior to January 1, 2017 are not restated. The aggregate effect of these modifications is reflected when identifying the satisfied and unsatisfied performance obligations, determining the transaction price and allocating the transaction price to the satisfied and unsatisfied performance obligations.

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When our right to consideration from a customer corresponds directly with the value to the customer of the products and services transferred to date, we recognize revenue in the amount to which we have a right to invoice. For such contracts and for performance obligations that are part of a contract that has an original expected duration of one year or less, the transaction price amount allocated to the remaining performance obligations and an explanation of when we expect to recognise that amount as revenue are not disclosed.

•	Costs of obtaining a contract that would be amortized within one year or less are immediately expensed
IFRS 9

We applied IFRS 9, Financial Instruments (as revised in July 2014) and the related consequential amendments to other IFRSs retrospectively, except for the changes to hedge accounting described below which are applied prospectively. In accordance with the transition requirements, comparative periods have not been restated. The adoption of IFRS 9 did not have a significant impact on the carrying amounts of our financial instruments as at January 1, 2018. As a result of the adoption of IFRS 9, our January 1, 2018 deficit increased by $4 million.
IFRS 9 replaces the classification and measurement models in IAS 39, Financial Instruments: Recognition and Measurement, with a single model under which financial assets are classified and measured at amortized cost, fair value through other comprehensive income (FVOCI) or fair value through profit or loss (FVTPL). This classification is based on the business model in which a financial asset is managed and its contractual cash flow characteristics and eliminates the IAS 39 categories of held-to-maturity, loans and receivables and available-for-sale. The adoption of IFRS 9 did not, however, change the measurement bases of our financial assets.

•	Cash and cash equivalents and derivative instruments measured at FVTPL under IAS 39 continue to be measured as such under IFRS 9

•	Portfolio investments in equity securities and certain derivative instruments that qualify for cash flow hedge accounting measured at FVOCI under IAS 39 continue to be measured as such under IFRS 9

•	Trade and other receivables continue to be measured at amortized cost under IFRS 9

The impairment of financial assets under IFRS 9 is based on an expected credit loss (ECL) model, as opposed to the incurred loss model in IAS 39. IFRS 9 applies to financial assets measured at amortized cost and contract assets and requires that we consider factors that include historical, current and forward-looking information when measuring the ECL. We use the simplified approach for measuring losses based on the lifetime ECL for trade receivables and contract assets. Amounts considered uncollectible are written off and recognized in Operating costs in the income statement.

We have adopted the general hedge accounting model in IFRS 9 which requires that we ensure hedge accounting relationships are consistent with our risk management objectives and strategies. We also apply a more qualitative and forward-looking approach in assessing hedge effectiveness as a retrospective assessment is no longer required.

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Under IFRS 9, amounts related to cash flow hedges of anticipated purchases of non-financial assets settled during the period are reclassified from Accumulated other comprehensive income to the initial cost of the non-financial asset when it is recognized. Under IAS 39, such amounts were reclassified from Other comprehensive income. Amounts related to cash flow hedges of other anticipated purchases continue to be reclassified from Other comprehensive income to net earnings under IFRS 9.

The table below shows the impacts of adopting IFRS 15 on our previously reported consolidated income statements for the three and six months ended June 30, 2017.

	THREE MONTHS ENDED JUNE 30, 2017			SIX MONTHS ENDED JUNE 30, 2017
(IN MILLIONS OF CANADIAN DOLLARS, EXCEPT SHARE AMOUNTS)	2017 as previously reported	IFRS 15 impacts	2017 upon adoption of IFRS 15	2017 as previously reported	IFRS 15 impacts	2017 upon adoption of IFRS 15
Operating revenues	5,699	(11)	5,688	11,083	(59)	11,024
Operating costs	(3,318)	12	(3,306)	(6,488)	12	(6,476)
Severance, acquisition and other costs	(36)	—	(36)	(120)	—	(120)
Depreciation	(769)	2	(767)	(1,491)	—	(1,491)
Amortization	(211)	1	(210)	(396)	1	(395)
Finance costs
Interest expense	(238)	—	(238)	(472)	—	(472)
Interest on post-employment benefit obligations	(18)	—	(18)	(36)	—	(36)
Other (expense) income	(1)	—	(1)	16	—	16
Income taxes	(297)	(1)	(298)	(560)	12	(548)
Net earnings	811	3	814	1,536	(34)	1,502

Net earnings attributable to:
Common shareholders	762	3	765	1,441	(34)	1,407
Preferred shareholders	32	—	32	63	—	63
Non-controlling interest	17	—	17	32	—	32
Net earnings	811	3	814	1,536	(34)	1,502

Net earnings per common share - basic and diluted	0.84	0.01	0.85	1.62	(0.04)	1.58
Average number of common shares outstanding - basic (millions)	900.1	—	900.1	888.0	—	888.0
The table below shows the impacts of adopting IFRS 15 on select line items of our previously reported 2017 statement of cash flows for the three and six months ended June 30, 2017.

	THREE MONTHS ENDED JUNE 30, 2017			SIX MONTHS ENDED JUNE 30, 2017
	2017 as previously reported	IFRS 15 impacts	2017 upon adoption of IFRS 15	2017 as previously reported	IFRS 15 impacts	2017 upon adoption of IFRS 15
Cash flows from operating activities
Net earnings	811	3	814	1,536	(34)	1,502
Depreciation and amortization	980	(3)	977	1,887	(1)	1,886
Income taxes	297	1	298	560	(12)	548
Net change in operating assets and liabilities	242	(1)	241	8	47	55
Cash flows from operating activities	2,154	—	2,154	3,467	—	3,467

Disclosure of disaggregation of revenue from contracts with customers
The table below provides a reconciliation of our deficit at June 30, 2017 from amounts previously reported in 2017 to the amounts reported under IFRS 15. All amounts are after tax.

AT JUNE 30, 2017
Total deficit as previously reported	(6,466)
Timing of revenue recognition	777
Cost to obtain a contract	251
Total deficit upon adoption of IFRS 15	(5,438)